EATON VANCE MUTUAL FUNDS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109

CERTIFICATION

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 2-90946) certifies (a) that the forms of prospectuses and statements of additional information dated March 1, 2006 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 112 (“Amendment No. 112”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 112 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-06-000201) on February 27, 2006:

Eaton Vance Equity Research Fund
Eaton Vance Diversified Income Fund
Eaton Vance Government Obligations Fund
Eaton Vance High Income Fund
Eaton Vance Low Duration Fund
Eaton Vance Floating-Rate Fund
Eaton Vance Floating-Rate & High Income Fund
Eaton Vance Strategic Income Fund
Eaton Vance Tax-Managed Equity Asset Allocation Fund
Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Tax-Managed Mid-Cap Core Fund
Eaton Vance Tax-Managed Multi-Cap Opportunity Fund
Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1
Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2
Eaton Vance Tax-Managed Small-Cap Value Fund
Eaton Vance Tax-Managed Value Fund

EATON VANCE MUTUAL FUNDS TRUST

By:	/s/ Alan R. Dynner
Alan R. Dynner, Secretary

Date: March 1, 2006